Consolidated Statements of Earnings and Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Tax (expense) benefit on the change in unamortized benefit plan costs	$ (45)	$ 1,423	$ (1,177)